Accrued Expenses	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
Accrued Expenses

6. Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued external research, development and manufacturing costs	$13,955	$48,590
Accrued professional and consultant fees	1,153	2,155
Accrued employee compensation	5,985	4,945
Other	818	587
	$21,911	$56,277